CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 8,120,176	$ 7,741,386	$ 5,480,826
Costs and expenses:
Direct costs (excluding depreciation and amortization)	5,719,949	5,527,045	3,972,612
Selling, general and administrative	768,559	778,753	585,330
Depreciation and amortization	585,950	569,513	314,987
Transaction and integration related (Note 6)	44,176	39,695	198,263
Restructuring (Note 19)	45,390	31,143	31,105
Total costs and expenses	7,164,024	6,946,149	5,102,297
Income from operations	956,152	795,237	378,529
Interest income	5,014	2,345	574
Interest expense (Note 13)	(336,699)	(229,731)	(182,423)
Income before income tax expense	624,467	567,851	196,680
Income tax expense (Note 20)	(11,749)	(59,411)	(41,334)
Income before share of losses from equity method investments	612,718	508,440	155,346
Share of losses from equity method investments	(383)	(3,136)	(2,161)
Net income	$ 612,335	$ 505,304	$ 153,185
Net income per ordinary share (Note 24):
Basic (USD per share)	$ 7.46	$ 6.20	$ 2.28
Diluted (USD per share)	$ 7.40	$ 6.13	$ 2.25
Weighted average number of ordinary shares outstanding (Note 24):
Basic (in shares)	82,101,813	81,532,320	67,110,186
Diluted (in shares)	82,717,640	82,468,363	68,068,311